Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 14,317,169	$ 10,597,145
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	968,021	875,678
Loss on disposal of fixed assets	0	969
Amortization of discount	0	125,000
Deferred income taxes	71,515	0
Changes in operating assets and liabilities:
Accounts receivable	(4,636,449)	(515,203)
Interest receivable	(61,648)	0
Inventories	(391,538)	(204,903)
Advances to suppliers	(3,745,134)	0
Due from affiliate	0	(114,485)
Other current assets	5,333	589
Accounts payable	1,521,773	1,235,830
Accrued expenses	(580,371)	26,583
Value added taxes payable	187,026	18,559
Other taxes payable	105,545	19,455
Income tax payable	586,673	577,303
Net cash provided by operating activities	8,347,915	12,642,520
Cash flows from investing activities:
Purchase of property, equipment and improvement	(194,338)	(1,230)
Proceeds from disposal of property, equipment and improvement	0	735
Decrease in restricted cash	1,417,203	0
Addition to note receivable	(13,870,865)	0
Net cash provided by (used in) investing activities	(12,648,000)	(495)
Cash flows from financing activities:
Capital contribution	0	15,082
Proceeds received from issuance of convertible note payable	0	500,000
Due to shareholders ultimately declared as dividend	0	(537,865)
Advances from shareholders	770	0
Dividends paid to shareholder	(290,829)	0
Net cash provided by (used in) financing activities	(292,059)	(22,783)
Effect of exchange rate changes on cash and cash equivalents	856,013	497,664
Net increase in cash and cash equivalents	(3,736,131)	13,116,906
Cash and cash equivalents at the beginning of period	33,910,457	12,722,568
Cash and cash equivalents at the end of period	30,174,326	25,839,474
Supplemental disclosure of cash flow information:
Income taxes paid	4,207,463	2,957,893
Non-cash investing and financing activities:
Cash collateral paid by a major shareholder	$ 0	$ 250,000